Intangible Asset, Net (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended			12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Amortization expense, first year		$ 32,000
Amortization expense, second year		32,000
Amortization expense, third year		32,000
Amortization expense, fourth year		32,000
Amortization expense, fifth year		32,000
Successor [Member]
Amortization expense	$ 8,000	$ 24,000
Predecessor [Member]
Amortization expense